Oct. 28, 2020
BLACKROCK MUNICIPAL BOND FUND, INC.
BlackRock Short-Term Municipal Fund
(the “Fund”)
Supplement dated June 25, 2021 to the
Summary Prospectuses and Prospectuses of the Fund,
each dated October 28, 2020, as supplemented to date
Effective immediately, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:
The first sentence of the third paragraph of the section of each Summary Prospectus entitled “Summary Prospectus — Key Facts About BlackRock Short-Term Municipal Fund — Principal Risks of Investing in the Fund” and the section of each Prospectus entitled “Fund Overview — Key Facts About BlackRock Short-Term Municipal Fund — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:
The Fund will maintain a dollar weighted maturity of no more than three years.
The section of each Summary Prospectus entitled “Summary Prospectus — Key Facts About BlackRock Short-Term Municipal Fund — Portfolio Managers” and the section of each Prospectus entitled “Fund Overview — Key Facts About BlackRock Short-Term Municipal Fund — Portfolio Managers” is deleted in its entirety and replaced with the following:
Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Kevin A. Schiatta, CFA	2016	Director of BlackRock, Inc.
Kristi Manidis	2019	Director of BlackRock, Inc.
Christian Romaglino, CFA	2021	Director of BlackRock, Inc.
The first sentence of the third paragraph of the section of the Prospectuses for Investor A, Investor C, Institutional and Class K Shares entitled “Details About the Funds — How Each Fund Invests — Short-Term Fund — Principal Investment Strategies” and the first sentence of the third paragraph of the section of the Prospectus for Investor A1 Shares entitled “Details About the Fund — How the Fund Invests — Principal Investment Strategies” are deleted in their entirety and replaced with the following:
The Fund will maintain a dollar weighted maturity of no more than three years.
The section of the Prospectuses for Investor A, Investor C, Institutional and Class K Shares entitled “Details About the Funds — How Each Fund Invests — Short-Term Fund — About the Portfolio Management of the Short-Term Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE SHORT-TERM FUND
The Fund is managed by a team of financial professionals. Kevin Schiatta, CFA, Kristi Manidis and Christian Romaglino, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day
management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.
The section of the Prospectus for Investor A1 Shares entitled “Details About the Fund — How the Fund Invests — About the Portfolio Management of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE FUND
The Fund is managed by a team of financial professionals. Kevin Schiatta, CFA, Kristi Manidis and Christian Romaglino, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day
management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.
The section of the Prospectuses for Investor A, Investor C, Institutional and Class K Shares entitled “Management of the Funds — BlackRock — Portfolio Manager Information — Short-Term Fund” is deleted in its entirety and replaced with the following:
Short-Term Fund
The Fund is managed by a team of financial professionals. Kevin Schiatta, CFA, Kristi Manidis and Christian Romaglino, CFA are jointly and primarily responsible for the day-to-day
management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Kevin A. Schiatta, CFA	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2016	Director of BlackRock, Inc. since 2006.
Kristi Manidis	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2019	Director of BlackRock, Inc. since 2016; Vice President of BlackRock, Inc. from 2011 to 2015; Associate of BlackRock, Inc. from 2006 to 2010.
Christian Romaglino, CFA	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2021	Director at BlackRock, Inc. since 2017; portfolio manager at Brown Brothers Harriman from 2010 to 2017.
The section of the Prospectus for Investor A1 Shares entitled “Management of the Fund — BlackRock — Portfolio Manager Information” is deleted in its entirety and replaced with the following:
Portfolio Manager Information
Information regarding the portfolio managers of the Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.
The Fund is managed by a team of financial professionals. Kevin Schiatta, CFA, Kristi Manidis and Christian Romaglino, CFA are jointly and primarily responsible for the day-to-day
management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Kevin A. Schiatta, CFA	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2016	Director of BlackRock, Inc. since 2006.
Kristi Manidis	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2019	Director of BlackRock, Inc. since 2016; Vice President of BlackRock, Inc. from 2011 to 2015; Associate of BlackRock, Inc. from 2006 to 2010.
Christian Romaglino, CFA	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2021	Director at BlackRock, Inc. since 2017; portfolio manager at Brown Brothers Harriman from 2010 to 2017.